FINANCIAL RISK MANAGEMENT - Credit Risk (Details) - Credit Risk $ in Millions	Dec. 31, 2017 USD ($) item
Credit Risk
Number of customers owing more than 10% of accrued revenue receivables | item	3
Customer one
Credit Risk
Percentage of accrued revenue receivables accounted	39.00%
Trade receivables	$ 1.0
Customer two
Credit Risk
Percentage of accrued revenue receivables accounted	29.00%
Trade receivables	$ 0.8
Customer three
Credit Risk
Percentage of accrued revenue receivables accounted	22.00%
Trade receivables	$ 0.6